Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	September 30, 2024	December 31, 2023
Employee compensation and benefits	2,571	2,185
Professional fees	679	1,064
Research and development	581	-
Product revenue reserves	122	149
Distribution and Storage	40	118
Legal settlement	-	403
Other	662	568
Total	$4,655	$4,487

14. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	December 31, 2023	December 31, 2022
Legal settlement (See Note 24)	$403	$6,207
Employee compensation and benefits	2,185	2,850
Professional fees	1,064	1,353
Distribution and Storage	118	40
Product revenue allowances and reserves	149	82
Other	568	332
Total	$4,487	$10,864